Debt - Schedule of debt (Details) - Adagio Medical Inc - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt
Total outstanding debt	$ 51,945	$ 39,824	$ 9,500
October 2022 Convertible Notes
Debt
Total outstanding debt	14,086	13,469	$ 9,500
April 2023 Convertible Notes
Debt
Total outstanding debt	16,035	15,385
November 2023 Convertible Notes
Debt
Total outstanding debt	8,312	9,132
February 2024 Convertible Notes
Debt
Total outstanding debt	6,993
May 2024 Convertible Notes
Debt
Total outstanding debt	3,026
June 2024 Convertible Notes
Debt
Total outstanding debt	2,503
SVB term loan
Debt
Total outstanding debt	$ 990	$ 1,838